Revenue (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Revenue Abstract
Revenue from services	R$ 218,690	R$ 162,122	R$ 153,348